Real Estate Investments	9 Months Ended
Sep. 30, 2014
Real Estate [Abstract]
Real Estate Investments

3. Real Estate Investments

Acquisitions

During the three months and nine months ended September 30, 2014, the Company acquired the following properties:

Property	Date Acquired	Percentage Owned
Cherry Creek	January 2014	100%
Plaza 25	June 2014	100%
Lake Vista Pointe	July 2014	100%

The above acquisitions have been accounted for as business combinations.

On January 2, 2014, the Predecessor acquired the remaining 57.7% interest it did not already own in ROC-SCCP Cherry Creek I, LP (“Cherry Creek”) for approximately $12.0 million. The acquisition was financed through a new $50 million mortgage loan, the proceeds of which were used to repay $36 million of existing debt of Cherry Creek, fund the payment of $12.0 million to the seller, pay $1.2 million of deferred financing costs and $0.8 million in transactions costs.

The following table summarizes the Company’s preliminary allocation of the purchase price of assets acquired and liabilities assumed during the three and nine months ended September 30, 2014:

Cherry Creek
Land	$25,745,012
Buildings and improvements	15,771,277
Tenant improvements	4,372,849
Acquired intangible assets	12,009,085
Accounts payable and other liabilities	(815,378)
Lease intangible liability	(249,409)

Fair value of assets and liabilities at acquisition	$56,833,436

The Company recognized expenses relating to the Cherry Creek acquisition of $806,344 for the three and nine months ended September 30, 2014. A gain of $4.5 million was recognized from the fair value adjustment associated with the Predecessor’s original ownership due to a change in control, calculated as follows:

Fair value of assets and liabilities acquired	$56,833,436
Less existing mortgage in Cherry Creek	(36,000,000)

20,833,436
Less cash paid to seller	(12,020,893)

Fair value of 42.3% equity interest	8,812,543
Carrying value of investment in Cherry Creek	(4,337,899)

Gain on existing 42.3% equity interest	$4,474,644

On June 4, 2014, the Company, through its Operating Partnership, acquired 100% of CIO Plaza 25 Limited Partnership, a property in Denver, Colorado for $24.3 million. The following table summarizes the Company’s preliminary allocation of the purchase price of assets acquired and liabilities assumed during the three and nine months ended September 30, 2014:

Plaza 25
Land	$1,764,235
Buildings and improvements	18,486,580
Tenant improvements	2,075,932
Acquired intangible assets	2,923,754
Prepaid expenses and other assets	1,926
Accounts payable and other liabilities	(640,630)
Lease intangible liability	(327,906)

Total consideration	$24,283,891

On July 18, 2014, the Company, through its Operating Partnership, acquired 100% of CIO Lake Vista Pointe Limited Partnership, a property in Dallas, Texas for $26.2 million. The following table summarizes the Company’s preliminary allocation of the purchase price of assets acquired and liabilities assumed during the three and nine months ended September 30, 2014:

Lake Vista Pointe
Land	$4,115,158
Buildings and improvements	17,562,157
Tenant Improvements	2,581,839
Acquired intangible assets	3,682,828
Prepaid expenses and other assets	29,610
Accounts payable and other liabilities	(1,732,801)

Total consideration	$26,238,791

The operating results of the acquired properties, during the three and nine months ended September 30, 2014, since the date of acquisition have been included in the Company’s condensed consolidated and combined financial statements. The following table represents the results of the properties’ operations since the date of acquisition on a stand-alone basis.

	Three months ended September 30, 2014	Nine months ended September 30, 2014
Operating revenues	$3,466,503	$7,190,976
Operating expenses	(2,920,995)	(6,625,117)
Interest	(753,974)	(3,124,948)

Net loss before gain on equity investment	$(208,466)	$(2,559,089)

The following table presents the unaudited revenues and income from continuing operations for Cherry Creek, Plaza 25 and Lake Vista Pointe on a pro forma basis as if the Predecessor had completed the acquisition of the properties as of January 1, 2013:

	Nine months ended September 30, 2014	Nine months ended September 30, 2013
Total revenues as reported by City Office REIT, Inc. and Predecessor	$26,374,089	$14,625,527
Plus: Cherry Creek	—	5,186,771
Plaza 25	1,672,163	2,964,289
Lake Vista Pointe	1,879,889	2,591,968

Proforma total revenues	$29,926,141	$25,368,555

Total operating income as reported by the City Office REIT, Inc. and Predecessor	$2,099,972	$2,108,319
Property acquisition costs	1,551,347	(1,551,347)
Plus: Cherry Creek	—	527,261
Plaza 25	(91,120)	(161,531)
Lake Vista Pointe	289,237	398,246

Proforma operating income	$3,849,436	$1,320,948